SHARE-BASED COMPENSATION - Additional Information (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Share-based Payment Arrangement [Abstract]
Share based compensation by share based payment arrangement options unrecognized compensation	$ 43,133
Share based compensation by share based payment arrangement weighted average period of recognition	2 years 8 months 4 days